Restatement of 2018 Financial Statements - Summary of Impact on the Consolidated Statements of Financial Condition (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 5,789	$ 1,435	$ 3,659	$ 3,659
Accounts receivable	677		25
Other receivables		3,933	72
Inventory		4,085	19
Biological assets	2,187	755
Prepaid expenses	2,198	272	128
Notes receivable and accrued interest			128
Total current assets	31,741	10,480	3,903
Property and equipment, net	41,822	19,849	5,894	5,894
Notes receivable and accrued interest from related parties		1,392
Notes receivable and accrued interest			615
Intangible assets, net	41,442	21,893	1,141	1,141
Goodwill	33,988	6,066
Deposits	6,346	789	351
TOTAL ASSETS	203,919	60,469	11,904
Current Liabilities:
Accounts payable		2,043	461
Accrued expenses and other current liabilities			155
Deferred rent		230	121
Taxes payable		648
Lease liability	972	42
Notes payable and accrued interest		9,198	3,795
Total current liabilities	18,851	12,161	4,532
Convertible notes	1,903		9,436
Unearned revenue			367
Deferred tax liability	2,591	232
Lease liability	20,976	45
TOTAL LIABILITIES	127,940	12,438	14,335
EQUITY (DEFICIENCY)
Share Capital	252,656	68,959	10,064
Reserve	25,618	2,227	1,039
Deficit	(202,090)	(21,487)	(12,739)
Purchase of non-controlling interests	(205)	(1,668)	(795)
TOTAL EQUITY (DEFICIENCY)	75,979	48,031	(2,431)	(2,431)
TOTAL LIABILITIES AND EQUITY (DEFICIENCY)	$ 203,919	60,469	11,904
As Previously Reported [member]
Current Assets:
Cash		1,263	3,609	3,609
Accounts receivable			19
Other receivables		3,920	71
Inventory		4,029	19
Biological assets		755
Prepaid expenses		266
Notes receivable and accrued interest from related parties		490
Notes receivable and accrued interest			125
Total current assets		10,723	3,843
Property and equipment, net		13,581	5,506
Notes receivable and accrued interest from related parties		12,122
Notes receivable and accrued interest			2,982
Intangible assets, net		21,893	1,141
Goodwill		6,066
Deposits		631	307
TOTAL ASSETS		65,016	13,779
Current Liabilities:
Accounts payable		1,951	461
Accrued expenses and other current liabilities			155
Deferred rent		230	121
Taxes payable		648
Lease liability		42
Notes payable and accrued interest		9,198	3,795
Total current liabilities		12,069	4,532
Convertible notes			9,436
Unearned revenue			368
Deferred tax liability		232
Lease liability		45
TOTAL LIABILITIES		12,346	14,336
EQUITY (DEFICIENCY)
Share Capital		70,009	10,064
Reserve		2,227	1,039
Deficit		(18,919)	(11,451)
Purchase of non-controlling interests		(647)	(209)
TOTAL EQUITY (DEFICIENCY)		52,670	(557)
TOTAL LIABILITIES AND EQUITY (DEFICIENCY)		65,016	13,779
Effect of Correction [member]
Current Assets:
Cash		172	50	$ 50
Accounts receivable			6
Other receivables		13	1
Inventory		56
Prepaid expenses		6
Notes receivable and accrued interest from related parties		(490)
Notes receivable and accrued interest			3
Total current assets		(243)	60
Property and equipment, net		6,268	388
Notes receivable and accrued interest from related parties		(10,730)
Notes receivable and accrued interest			(2,367)
Deposits		158	44
TOTAL ASSETS		(4,547)	(1,875)
Current Liabilities:
Accounts payable		92
Total current liabilities		92
Unearned revenue			(1)
TOTAL LIABILITIES		92	(1)
EQUITY (DEFICIENCY)
Share Capital		(1,050)
Deficit		(2,568)	(1,288)
Purchase of non-controlling interests		(1,021)	(586)
TOTAL EQUITY (DEFICIENCY)		(4,639)	(1,874)
TOTAL LIABILITIES AND EQUITY (DEFICIENCY)		$ (4,547)	$ (1,875)